SHARE BASED PAYMENTS (Details 3)	6 Months Ended
Jun. 30, 2023 $ / shares shares
Statement [Line Items]
Options Outstanding | shares	261,479
Weighted Average Remaining Life In Years	4 years 10 months 6 days
Exercise Price | $ / shares	$ 5.15
Exercise Price Range 1 [Member]
Statement [Line Items]
Options Outstanding | shares	85
Weighted Average Remaining Life In Years	2 years 1 month 28 days
Exercise Price | $ / shares	$ 315.95
Expiry Date	Aug. 25, 2025
Exercise Price Range 2 [Member]
Statement [Line Items]
Options Outstanding | shares	328
Weighted Average Remaining Life In Years	2 years 7 months 13 days
Exercise Price | $ / shares	$ 315.95
Expiry Date	Feb. 10, 2026
Exercise Price Range 3 [Member]
Statement [Line Items]
Options Outstanding | shares	2
Weighted Average Remaining Life In Years	2 years 10 months 24 days
Exercise Price | $ / shares	$ 315.95
Expiry Date	May 23, 2026
Exercise Price Range 4 [Member]
Statement [Line Items]
Options Outstanding | shares	3,665
Weighted Average Remaining Life In Years	2 years 11 months 26 days
Exercise Price | $ / shares	$ 2.60
Expiry Date	Jun. 24, 2026
Exercise Price Range 5 [Member]
Statement [Line Items]
Options Outstanding | shares	1,122
Weighted Average Remaining Life In Years	3 years 3 days
Exercise Price | $ / shares	$ 2.60
Expiry Date	Jul. 02, 2026
Exercise Price Range 6 [Member]
Statement [Line Items]
Options Outstanding | shares	250
Weighted Average Remaining Life In Years	3 years 1 month 20 days
Exercise Price | $ / shares	$ 2.60
Expiry Date	Aug. 20, 2026
Exercise Price Range 7 [Member]
Statement [Line Items]
Options Outstanding | shares	375
Weighted Average Remaining Life In Years	3 years 7 months 2 days
Exercise Price | $ / shares	$ 2.60
Expiry Date	Jan. 31, 2027
Exercise Price Range 8 [Member]
Statement [Line Items]
Options Outstanding | shares	250
Weighted Average Remaining Life In Years	3 years 8 months 4 days
Exercise Price | $ / shares	$ 315.95
Expiry Date	Mar. 03, 2027
Exercise Price Range 9 [Member]
Statement [Line Items]
Options Outstanding | shares	25,000
Weighted Average Remaining Life In Years	3 years 9 months 14 days
Exercise Price | $ / shares	$ 7.20
Expiry Date	Apr. 12, 2027
Exercise Price Range 10 [Member]
Statement [Line Items]
Options Outstanding | shares	25,000
Weighted Average Remaining Life In Years	4 years 1 month 13 days
Exercise Price | $ / shares	$ 3.60
Expiry Date	Aug. 10, 2027
Exercise Price Range 11 [Member]
Statement [Line Items]
Options Outstanding | shares	10,750
Weighted Average Remaining Life In Years	4 years 3 months
Exercise Price | $ / shares	$ 2.40
Expiry Date	Sep. 30, 2027
Exercise Price Range 12 [Member]
Statement [Line Items]
Options Outstanding | shares	5,625
Weighted Average Remaining Life In Years	4 years 3 months 3 days
Exercise Price | $ / shares	$ 2.48
Expiry Date	Oct. 01, 2027
Exercise Price Range 13 [Member]
Statement [Line Items]
Options Outstanding | shares	21,041
Weighted Average Remaining Life In Years	4 years 4 months 2 days
Exercise Price | $ / shares	$ 2.60
Expiry Date	Oct. 31, 2027
Exercise Price Range 14 [Member]
Statement [Line Items]
Options Outstanding | shares	33
Weighted Average Remaining Life In Years	4 years 4 months 6 days
Exercise Price | $ / shares	$ 315.95
Expiry Date	Nov. 03, 2027
Exercise Price Range 15 [Member]
Statement [Line Items]
Options Outstanding | shares	68,123
Weighted Average Remaining Life In Years	4 years 5 months 1 day
Exercise Price | $ / shares	$ 2.60
Expiry Date	Dec. 01, 2027
Exercise Price Range 16 [Member]
Statement [Line Items]
Options Outstanding | shares	11,250
Weighted Average Remaining Life In Years	4 years 9 months 3 days
Exercise Price | $ / shares	$ 5.40
Expiry Date	Mar. 31, 2028
Exercise Price Range 17 [Member]
Statement [Line Items]
Options Outstanding | shares	80,099
Weighted Average Remaining Life In Years	5 years 10 months 28 days
Exercise Price | $ / shares	$ 3.64
Expiry Date	May 26, 2029
Exercise Price Range 18 [Member]
Statement [Line Items]
Options Outstanding | shares	3,311
Weighted Average Remaining Life In Years	6 years 4 months 9 days
Exercise Price | $ / shares	$ 2.60
Expiry Date	Nov. 07, 2029
Warrant And Option [Member] | Exercise Price Range 1 [Member]
Statement [Line Items]
Options Outstanding | shares	712
Weighted Average Remaining Life In Years	3 months 3 days
Exercise Price | $ / shares	$ 29.48
Expiry Date	Oct. 02, 2023
Warrant And Option [Member] | Exercise Price Range [Member]
Statement [Line Items]
Options Outstanding | shares	415,288
Weighted Average Remaining Life In Years	3 years 5 months 15 days
Exercise Price | $ / shares	$ 19.37
Warrant And Option [Member] | Exercise Price Range 2 [Member]
Statement [Line Items]
Options Outstanding | shares	7,229
Weighted Average Remaining Life In Years	9 months 29 days
Exercise Price | $ / shares	$ 22.75
Expiry Date	Apr. 28, 2024
Warrant And Option [Member] | Exercise Price Range 3 [Member]
Statement [Line Items]
Options Outstanding | shares	19,106
Weighted Average Remaining Life In Years	2 years 4 months 28 days
Exercise Price | $ / shares	$ 23.24
Expiry Date	Nov. 25, 2025
Warrant And Option [Member] | Exercise Price Range 4 [Member]
Statement [Line Items]
Options Outstanding | shares	41,310
Weighted Average Remaining Life In Years	2 years 6 months 25 days
Exercise Price | $ / shares	$ 21.30
Expiry Date	Jan. 22, 2026
Warrant And Option [Member] | Exercise Price Range 5 [Member]
Statement [Line Items]
Options Outstanding | shares	5,164
Weighted Average Remaining Life In Years	2 years 7 months 28 days
Exercise Price | $ / shares	$ 24.21
Expiry Date	Feb. 24, 2026
Warrant And Option [Member] | Exercise Price Range 6 [Member]
Statement [Line Items]
Options Outstanding | shares	10,328
Weighted Average Remaining Life In Years	2 years 8 months 1 day
Exercise Price | $ / shares	$ 22.75
Expiry Date	Mar. 02, 2026
Warrant And Option [Member] | Exercise Price Range 7 [Member]
Statement [Line Items]
Options Outstanding | shares	20,655
Weighted Average Remaining Life In Years	2 years 8 months 15 days
Exercise Price | $ / shares	$ 21.30
Expiry Date	Mar. 16, 2026
Warrant And Option [Member] | Exercise Price Range 8 [Member]
Statement [Line Items]
Options Outstanding | shares	22,721
Weighted Average Remaining Life In Years	2 years 9 months 29 days
Exercise Price | $ / shares	$ 22.75
Expiry Date	Apr. 28, 2026
Warrant And Option [Member] | Exercise Price Range 9 [Member]
Statement [Line Items]
Options Outstanding | shares	47,507
Weighted Average Remaining Life In Years	3 years 7 days
Exercise Price | $ / shares	$ 24.69
Expiry Date	Jul. 05, 2026
Warrant And Option [Member] | Exercise Price Range 10 [Member]
Statement [Line Items]
Options Outstanding | shares	132,117
Weighted Average Remaining Life In Years	3 years 2 months 23 days
Exercise Price | $ / shares	$ 21.06
Expiry Date	Sep. 21, 2026
Warrant And Option [Member] | Exercise Price Range 11 [Member]
Statement [Line Items]
Options Outstanding | shares	4,131
Weighted Average Remaining Life In Years	3 years 7 months 20 days
Exercise Price | $ / shares	$ 16.95
Expiry Date	Feb. 16, 2027
Warrant And Option [Member] | Exercise Price Range 12 [Member]
Statement [Line Items]
Options Outstanding | shares	21,688
Weighted Average Remaining Life In Years	3 years 8 months 1 day
Exercise Price | $ / shares	$ 16.95
Expiry Date	Mar. 01, 2027
Warrant And Option [Member] | Exercise Price Range 13 [Member]
Statement [Line Items]
Options Outstanding | shares	19,622
Weighted Average Remaining Life In Years	3 years 8 months 23 days
Exercise Price | $ / shares	$ 16.95
Expiry Date	Mar. 23, 2027
Warrant And Option [Member] | Exercise Price Range 14 [Member]
Statement [Line Items]
Options Outstanding | shares	26,593
Weighted Average Remaining Life In Years	4 years 2 months 1 day
Exercise Price | $ / shares	$ 8.52
Expiry Date	Aug. 30, 2027
Warrant And Option [Member] | Exercise Price Range 15 [Member]
Statement [Line Items]
Options Outstanding | shares	6,455
Weighted Average Remaining Life In Years	4 years 2 months 1 day
Exercise Price | $ / shares	$ 9.68
Expiry Date	Aug. 30, 2027
Warrant And Option [Member] | Exercise Price Range 16 [Member]
Statement [Line Items]
Options Outstanding | shares	5,164
Weighted Average Remaining Life In Years	4 years 2 months 15 days
Exercise Price | $ / shares	$ 6.20
Expiry Date	Sep. 14, 2027
Warrant And Option [Member] | Exercise Price Range 17 [Member]
Statement [Line Items]
Options Outstanding | shares	4,131
Weighted Average Remaining Life In Years	4 years 4 months 24 days
Exercise Price | $ / shares	$ 9.68
Expiry Date	Nov. 21, 2027
Warrant And Option [Member] | Exercise Price Range 18 [Member]
Statement [Line Items]
Options Outstanding | shares	20,655
Weighted Average Remaining Life In Years	9 years 7 months 28 days
Exercise Price | $ / shares	$ 6.29
Expiry Date	Feb. 22, 2033